Income taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Line Items]
Disclosure Of Income Tax Explanatory
Note 9

Income taxes

For the year ended
USD m 31.12.24 31.12.23 31.12.22
Tax expense / (benefit)
Swiss
Current 567 810 664
Deferred (106) 39 (22)
Total Swiss 461 849 642
Non-Swiss

Current 1,439 618 689
Deferred (1,000) (262) 513
Total non-Swiss 439 356 1,202
Total income tax expense / (benefit) recognized in the income statement 900 1,206 1,844
Income tax recognized in the income statement
The Swiss current tax expenses related to taxable profits

of UBS Switzerland AG and other Swiss entities.
The net Swiss deferred tax benefit mainly related to a net

upward revaluation of deferred tax assets (DTAs) of USD
65
m.

The non-Swiss

current tax

expenses

included USD
831
m that

mainly related

to US

corporate

alternative

minimum tax
with an

equivalent deferred

tax benefit

for DTAs recognized

in respect of

tax credits

carried forward

and USD
608 m in
respect of other taxable profits of non-Swiss subsidiaries

and branches.
The

net

non-Swiss

deferred

tax

benefit

included

benefits

of

USD
831
m

related

to

the

aforementioned

deferred

tax
benefit, USD 417
m in respect of

a net upward revaluation

of DTAs and USD
252
m in respect of

an increase in deferred
tax asset

recognition for UBS AG’s

US branch.

These benefits were

partly offset by

an expense of

USD
500 m that primarily
related

to

the

amortization

of

DTAs

previously

recognized

in

relation

to

tax

losses

carried

forward

and

deductible
temporary differences.

For the year ended
USD m 31.12.24 31.12.23 31.12.22
Operating profit / (loss) before tax 2,433 4,521 8,960
of which: Swiss 221 3,174 4,052
of which: non-Swiss 2,212 1,347 4,907
Income taxes at Swiss tax rate of 18.5 % for 2024, 18.5 % for 2023 and 18 % for 2022 450 836 1,613
Increase / (decrease) resulting from:
Non-Swiss tax rates differing from Swiss tax rate (66) (43) 267
Tax effects of losses not recognized 358 71 74
Previously unrecognized tax losses now utilized (454) (401) (217)
Non-taxable and lower-taxed income (232) (165) (316)
Non-deductible expenses and additional taxable income 1,379 1,017 414
Adjustments related to prior years, current tax (35) (15) (33)
Adjustments related to prior years, deferred tax (27) 10 19
Change in deferred tax recognition (608) (273) (217)
Adjustments to deferred tax balances arising from changes

in tax rates
6 0 0
Other items 128 169 240
Income tax expense / (benefit)

900 1,206 1,844

The components of

operating profit before tax,

and the differences between

income tax expense

reflected in the

financial
statements and the amounts calculated at the Swiss tax rate,

are provided in the table above and explained

below.
Component Description
Non-Swiss tax rates
differing from the
Swiss tax rate
To the extent that UBS AG profits or losses arise outside Switzerland, the applicable local tax rate may differ from the
Swiss tax rate. This item reflects, for such profits, an adjustment from the tax expense that would arise at the

Swiss tax
rate to the tax expense that would arise at the

applicable local tax rate. Similarly, it reflects, for such losses, an adjustment from the tax benefit that would arise at the Swiss

tax rate to the tax benefit that would arise

at the applicable local tax
rate.
Tax effects of losses
not recognized
This item relates to tax losses of entities arising in the

year that are not recognized as DTAs and where no tax benefit arises in relation to those losses. Therefore, the tax benefit calculated by applying the local tax rate to those losses

as described
above is reversed.
Previously
unrecognized tax losses
now utilized
This item relates to taxable profits of the year that are offset by tax losses of previous years for which no DTAs were
previously recorded. Consequently, no current tax or deferred tax expense arises in relation to those taxable profits and
the tax expense

calculated by applying the local tax rate on

those profits is reversed.
Non-taxable and lower-
taxed income
This item relates to tax deductions for the year in

respect of permanent differences. These include deductions in respect of
profits that are either not taxable or are taxable at a lower rate of tax than the local tax rate. They also

include deductions
made for tax purposes, which are not reflected in the

accounts.
Non-deductible
expenses and
additional taxable
income
This item relates to additional taxable income for

the year in respect of permanent differences. These include

income that
is recognized for tax purposes by an entity but is

not included in its profit that is reported in the financial statements, as
well as expenses for the year that are non-deductible

(e.g. client entertainment costs are not deductible

in certain
locations).
Adjustments related to
prior years, current tax
This item relates to adjustments to current tax expense for

prior years (e.g. if the tax payable for a year

is agreed with the
tax authorities in an amount that differs from the amount

previously reflected in the financial statements).
Adjustments related to
prior years, deferred
tax
This item relates to adjustments to deferred tax positions

recognized in prior years (e.g. if a tax loss for

a year is fully
recognized and the amount of the tax loss agreed with

the tax authorities is expected to differ from the

amount previously
recognized as DTAs in the accounts).
Change in deferred tax
recognition
This item relates to changes in DTAs, including changes in DTAs previously recognized resulting from reassessments of
expected future taxable profits. It also includes changes

in temporary differences in the year, for which deferred tax is not recognized.
Adjustments to
deferred tax balances
arising from changes in
tax rates
This item relates to remeasurements of DTAs and liabilities recognized due to changes in tax rates. These have the effect
of changing the future tax saving that is expected from tax

losses or deductible tax differences and therefore the amount of DTAs recognized or, alternatively,

changing the tax cost of additional taxable

income from taxable temporary
differences and therefore the deferred tax liability.
Other items
Other items include other differences between profits or losses at the local tax rate and the actual local tax

expense or
benefit, including movements in provisions for uncertain

positions in relation to the current year and other items.
Income tax recognized directly in equity
A net tax expense

of USD
40
m was recognized

in
Other comprehensive

income

(2023: net expense

of USD
288 m) and
a net tax benefit of USD 18 m was recognized in Share premium

(2023: net benefit of USD
12 m).
Deferred tax assets and liabilities
UBS AG has

gross

DTAs,

valuation

allowances

and recognized

DTAs

related

to tax

loss carry

-forwards

and deductible
temporary differences, as well as deferred tax liabilities in respect of taxable temporary differences, as shown in the table
below.

The valuation

allowances reflect

DTAs

that were

not recognized

because, as

of the

last remeasurement

period,
management

did not

consider

it probable

that

there

would be

sufficient

future

taxable

profits

available

to utilize

the
related tax loss carry-forwards and deductible

temporary differences.
The recognition of DTAs

is supported by forecasts of

taxable profits for the entities

concerned. In addition, tax planning
opportunities are available that would

result in additional future taxable

income and these would

be utilized, if

necessary.
Deferred tax

liabilities are recognized

in respect of

investments in subsidiaries,

branches and associates,

and interests

in
joint arrangements,

except to

the extent

that UBS AG

can control

the timing

of the

reversal

of the

associated taxable
temporary difference,

and it is probable that such

will not reverse in the foreseeable future. However, as of 31 December
2024, this exception was not considered to apply to any

taxable temporary differences.

USD m 31.12.24 31.12.23
Deferred tax assets
1
Gross
Valuation
allowance Recognized Gross
Valuation
allowance Recognized
Tax loss carry-forwards 19,871 (17,594) 2,277 11,453 (8,496) 2,957
Unused tax credits 675 0 675 95 0 95
Temporary differences 10,123 (2,594) 7,529 6,771 (579) 6,192 of which: related to real estate costs capitalized for US

tax
purposes 2,971 0 2,971 2,703 0 2,703
of which: related to compensation and benefits 1,920 (503) 1,417 1,457 (205) 1,252 of which: related to cash flow hedges 607 0 607 619 0 619
of which: other 4,625 (2,090) 2,535 1,992 (374) 1,618
Total deferred tax assets 30,669 (20,188) 10,481
2
18,319 (9,076) 9,244
2
of which: related to the US 9,174 8,505
of which: related to other locations 1,307 739
Deferred tax liabilities
Total deferred tax liabilities 283 162
1 After offset of DTLs, as applicable.

2 As of 31 December 2024, UBS AG recognized DTAs of USD
777 m (31 December 2023: USD 408 m) in respect of entities that incurred losses in either 2024 or 2023.
In general, US federal tax losses incurred prior

to 31 December 2017 can be carried

forward for 20 years. US federal tax
losses incurred after that date

can be carried forward indefinitely,

although the utilization of such

losses is limited to

80%
of the

entity’s future

year taxable

profits. UK

tax losses

can also

be carried

forward indefinitely;

they can

shelter up

to
either 25% or 50%

of future year taxable

profits, depending on when

the tax losses

arose. The amounts of

US tax loss
carry-forwards that

are included

in the table

below are

based on their

amount for

federal tax

purposes rather

than for
state and local tax purposes.

Unrecognized tax loss carry-forwards
USD m 31.12.24 31.12.23
Within 1 year 387 192
From 2 to 5 years 9,491 10,278
From 6 to 10 years 3,127 2,708
From 11 to 20 years 3,760 1,199
No expiry 50,770 16,252
Total 67,535 30,630
of which: related to the US
1
19,213 12,354
of which: related to the UK 38,293 14,333
of which: related to other locations 10,029 3,943
1 Related to UBS AG’s US branch.
Pillar Two top-up taxes under Global Anti-Base Erosion

rules
Certain

countries

in

which

UBS AG

operates

have

enacted

legislation

implementing

the

Pillar

Two

Global

Anti-Base
Erosion rules published by the Organisation for Economic Co-operation and Development that introduced domestic top-
up taxes that applied to local UBS AG entities during 2024. These include Switzerland,

the UK, Japan, Canada and most
EU Member

States. Moreover,

Switzerland and,

also, most

EU Member

States had

enacted legislation

by 31 December
2024

that

introduced

non-domestic

top-up

taxes

that

are

effective

from

1 January

2025,

which

apply

to

UBS AG’s
worldwide entities.
The exception in paragraph

4A of IAS

12,
Income Taxes
, which requires that

deferred tax assets and

deferred tax liabilities
be neither recognized nor disclosed in respect of such top-up taxes, has been applied for the purposes of these financial
statements.
UBS AG’s current

tax expenses

for 2024

do not

include a

material expense

in relation

to top-up

taxes because,

to the
extent that UBS AG’s

profits arose in entities

to which top-up

taxes applied, these

were almost all in

countries that had
effective tax rates of 15% or more.
An assessment of UBS AG’s potential future exposure to

top-up taxes under legislation that was enacted or

substantively
enacted to

implement the

Pillar Two

model rules

by 31 December 2024

but was

not yet

in effect

was performed,

reflecting
country-by-country reporting and, also, the corporate

tax expenses of UBS AG entities that are expected

in future years.
This assessment

indicated that

UBS AG’s profits

in future

years are

expected to

be almost

entirely earned

in countries
with corporate tax

expenses that are

at an effective

tax rate of 15%

or more and will

not, therefore, be

subject to top-
taxes. Consequently, UBS AG is

not expected to have a

material annual exposure to

top-up taxes for future

years under
this legislation.